Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amount of income line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$ 13,487	$ 14,840	$ 17,494
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amount of income line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	993	2,015	4,442
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedged item	(19)	(1)
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedged item	(232)	134	44
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedge	17	1
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedge	232	(134)	(44)
Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to cash flow hedge	$ 14	$ 10	$ 11